Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2016

A.	DATES	Begin	End	# days

1	Payment Date		5/16/2016
2	Collection Period	4/1/2016	4/30/2016	30
3	Monthly Interest Period-Actual	4/15/2016	5/15/2016	31
4	Monthly Interest - Scheduled	4/15/2016	5/14/2016	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	179,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	164,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	215,000,000.00	-	-	-	-	-	-
9	Class A-4 Notes	85,170,000.00	35,607,548.08	-	-	35,607,548.08	-	-
10	Total Class A Notes	753,170,000.00	35,607,548.08	-	-	35,607,548.08	-
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	4,722,116.31	25,317,883.69	0.8428057

12	Total Notes	$783,210,000.00	65,647,548.08	$0.00	$0.00	$40,329,664.39	25,317,883.69

	Overcollateralization
13	Exchange Note	89,663,305.03	19,252,112.47				15,219,146.03
14	Series 2013-A Notes	23,759,745.31	107,621,464.15				111,654,430.59

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

					Per $1000	Principal	Per $1000	Interest
	One-Month LIBOR		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.43275%	0.75275%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	0.00	0.0000000	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	41,542.14	0.4877555	35,607,548.08	418.0761780	0.00
22	Total Class A Notes			41,542.14	0.0551564	35,607,548.08	47.2769070	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	4,722,116.31	157.1942846	0.00

24	Totals			82,596.81	0.1054593	40,329,664.39	51.4927853	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	173,269,012.23				136,972,314.28

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			896,633,050.34	152,191,460.31
28	Aggregate Base Residual Value (Not Discounted)			613,408,065.00	148,755,324.89

	Turn-in Units			Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month			5,616	19,619,892.46
30	Turn-in Ratio on Scheduled Terminations					60.95%

				Units	Securitization Value
31	Securitization Value — Beginning of Period			12,316	192,521,124.70
32	Depreciation/Payments				(1,710,861.41)
33	Gross Credit Losses			(22)	(345,242.18)
34	Early Terminations — Regular			-	-
35	Scheduled Terminations — Returned			(1,910)	(27,724,522.68)
36	Payoff Units & Lease Reversals			(616)	(10,549,038.12)
37	Repurchased Leases			-	-

38	Securitization Value - End of Period			9,768	152,191,460.31

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2016

C.	SERVICING FEE

39	Servicing Fee Due				160,434.27

40	Unpaid Servicing Fees - Prior Collection Periods				0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(37,064.19)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)				4,483,165.25
43	Beginning Reserve Account Balance				4,483,165.25
44	Ending Reserve Account Balance				4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	7,367	98.66%	117,095,700.66
46	31 - 60 Days Delinquent	78	1.05%	1,211,061.45
47	61 - 90 Days Delinquent	18	0.24%	295,441.37
48	91 - 120 Days Delinquent	4	0.05%	51,651.46
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	7,467	100.00%	118,653,854.94

51	Prepayment Speed (1 Month)					0.00%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				1,910	27,724,522.68
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(27,077,610.85)
54	Less: Excess Wear and Tear Received in Current Period					(61,032.98)
55	Less: Excess Mileage Received in Current Period					(101,241.19)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					484,637.66

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio					3.02%
58	Prior Period Net Residual Losses/(Gains) Ratio					2.54%
59	Second Prior Period Net Residual Losses/(Gains) Ratio					4.34%
60	Third Prior Period Net Residual Losses/(Gains) Ratio					2.37%
61	Four Month Average					3.07%

62	Beginning Cumulative Net Residual Losses					2,028,332.42
63	Current Period Net Residual Losses					484,637.66

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					2,512,970.08

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.28%

	Credit Losses:				Units	Amounts
66	Aggregate Securitization Value on charged-off units				22	345,242.18
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units					(310,483.66)

68	Current Period Net Credit Losses/(Gains)					34,758.52

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio					0.22%
70	Prior Period Net Credit Losses/(Gains) Ratio					0.50%
71	Second Prior Period Net Credit Losses/(Gains) Ratio					0.33%
72	Third Prior Period Net Credit Losses/(Gains) Ratio					0.26%
73	Four Month Average					0.33%

74	Beginning Cumulative Net Credit Losses					5,059,887.98
75	Current Period Net Credit Losses					34,758.52

76	Ending Cumulative Net Credit Losses					5,094,646.50

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.57%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	2,519,328.75
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	27,239,587.46
80	Liquidation Proceeds, Recoveries & Expenses	292,231.04
81	Insurance Proceeds	18,252.62
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	297.56
83	Payoff Payments	12,144,482.90
84	All Other Payments Received	-

85	Collected Amounts	42,214,180.33

86	Investment Earnings on Collection Account	13,248.70

87	Total Collected Amounts, prior to Servicer Advances	42,227,429.03

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	42,227,429.03

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	160,434.27
91	Interest on the Exchange Note - to the Trust Collection Account	236,800.98
92	Principal on the Exchange Note - to the Trust Collection Account	36,296,697.95
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,807,146.12
94	Remaining Funds Payable to Trust Collection Account	3,726,349.71

95	Total Distributions	42,227,429.03

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	42,066,994.76

97	Investment Earnings on Reserve Account	1,477.45

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	42,068,472.21

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	8,021.71
101	Class A Noteholders' Interest Distributable Amount	41,542.14
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	41,054.67
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	40,329,664.39
107	Remaining Funds Payable to Certificate holder	1,648,189.30
108	Total Distributions	42,068,472.21